As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-09025)

New Covenant Funds
(Exact name of registrant as specified in charter)

200 East Twelfth Street
Jeffersonville, IN 47130
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
New Covenant Funds
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5138
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

New Covenant Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Advertising - 0.3%
67,000	Omnicom Group, Inc.	$1,567,800

	Aerospace - 0.1%
21,950	Esterline Technologies Corp. (a)(L)	443,170
1,970	TransDigm Group, Inc. (a)(L)	64,695
		507,865
	Automotive - 0.3%
2,200	ATC Technology Corp. (a)	24,640
16,200	Bayerische Motoren Werke AG (L)	468,994
6,100	Compagnie Generale des Etablissements Michelin	226,358
1,640	Fuel Systems Solutions, Inc. (a)(L)	22,107
36,000	Nissan Motor Co., Ltd.	127,292
9,100	Peugeot SA (L)	172,166
3,640	Renault SA	74,887
11,600	Suzuki Motor Corp.	190,902
135,000	TRW Automotive Holdings Corp. (a)	434,700
		1,742,046
	Banks - 2.6%
82,500	Banco Bilbao Vizcaya Argentaria SA	669,716
138,629	Bank of America Corp.	945,450
1,199,000	Bank of China Ltd.	397,573
21,100	Bank of New York Mellon Corp.	596,075
2,150	BOK Financial Corp. (L)	74,283
4,550	Cardinal Financial Corp.	26,117
5,010	Center Financial Corp.	14,128
2,890	City Holding Co. (L)	78,868
184,600	Commerce Asset Holdings	346,869
1	Commercial International Bank	3
64,000	DBS Group Holdings Ltd.	355,567
10,300	Dime Community Bancshares, Inc. (L)	96,614
840	First Citizens Bancshares, Inc. (L)	110,712
2,310	First Midwest Bancorp, Inc. (L)	19,843
273,985	Grupo Financiero Inbursa SA	708,899
79,948	HSBC Holdings PLC	453,116
8,310	International Bancshares Corp. (L)	64,818
109,556	JPMorgan Chase & Co.	2,911,998
4,200	Lakeland Bancorp, Inc. (L)	33,726
1,850	PacWest Bancorp	26,510
37,400	PNC Financial Services Group	1,095,446
4,000	Santander BanCorp (L)	31,520
2,090	SCBT Financial Corp. (L)	43,681
1,550	Signature Bank (a)	43,756
2,898	Standard Chartered (L)	35,035
44,484	Standard Chartered PLC	553,066
3,600	State Street Corp.	110,808
5,900	Sterling Bancshares, Inc. (L)	38,586
7,100	Sumitomo Mitsui Financial Group, Inc.	244,593
2,130	UMB Financial Corp. (L)	90,504
249,500	Wells Fargo & Co.	3,552,880
		13,770,760
	Chemicals - 2.1%
3,210	Calgon Carbon Corp. (a)	45,486
6,590	CF Industries Holdings, Inc.	468,747
16,900	Eastman Chemical Co.	452,920
27,500	FMC Corp.	1,186,350
235	Givaudan SA	121,804
4,220	Innospec, Inc.	15,909
48,467	Israel Chemicals, Ltd.	393,066
2,500	K+S AG	116,020
1,800	Metabolix, Inc. (a)	12,276
42,600	Monsanto Co.	3,540,060
45,100	Mosaic Co., Inc.	1,893,298
12,300	Potash Corp. of Saskatchewan, Inc. (a)	994,595
29,400	Praxair, Inc.	1,978,326
5,900	Rhodia SA	21,643
8,000	Spartech Corp.	19,680
		11,260,180
	Commercial Services - 2.7%
1,039	Aaron Rents, Inc. (L)	27,700
175,400	Accenture Ltd., Class A	4,821,746
700	Alliance Data Systems Corp. (a)	25,865
1,900	Consolidated Graphics, Inc. (a)(L)	24,168
8,170	CSG Systems International Inc. (a)(L)	116,667
115,900	Discover Financial Services	731,329
5,100	Dollar Financial Corp. (a)(L)	48,552
1,600	HNI Corp.	16,640
28,100	Manpower, Inc.	885,993
4,900	On Assignment, Inc. (a)	13,279
1,730	Pre-Paid Legal Services, Inc. (a)(L)	50,222
65,100	RR Donnelley & Sons Co. (L)	477,183
123,300	Sapient Corp. (a)	551,151
24,600	Visa, Inc., Class A (L)	1,367,760
600	VistaPrint Ltd. (a)	16,494
2,940	Watson Wyatt Worldwide, Inc. (L)	145,148
259,300	Western Union Co. (L)	3,259,401
320,400	Xerox Corp.	1,457,820
		14,037,118
	Computer Services & Software - 8.6%
45,100	3Com Corp. (a)	139,359
37,900	Affiliated Computer Services, Inc., Class A (a)	1,815,031
44,100	Apple Computer, Inc. (a)	4,635,792
7,040	Atheros Communications, Inc. (a)(L)	103,206
6,980	Avocent Corp. (a)	84,737
3,290	Belden CDT, Inc.	41,158
65,300	BMC Software, Inc. (a)	2,154,900
140,000	Cisco Systems, Inc. (a)	2,347,800
75,800	Citrix Systems, Inc. (a)(L)	1,716,112
2,400	Commvault Systems, Inc. (a)	26,328
129,400	Dell, Inc. (a)	1,226,712
3,670	Earthlink, Inc. (a)(L)	24,112
121,200	Hewlett Packard Co.	3,885,672
67,600	International Business Machines Corp.	6,549,764
162,400	Intuit, Inc. (a)(L)	4,384,800
15,600	McAfee, Inc. (a)(L)	522,600
405,400	Microsoft Corp.	7,447,198
2,700	Netezza Corp. (a)	18,360
4,400	Novatel Wireless, Inc. (a)(L)	24,728
64,000	OpenTV Corp. (a)(L)	96,640
256,700	Oracle Corp. (a)	4,638,569
11,600	Oracle Corp. Japan (L)	435,945
3,800	Palm, Inc. (a)	32,756
6,200	Parametric Technology Corp. (a)	61,876
4,600	PMC - Sierra, Inc. (a)(L)	29,348
3,080	Progress Software Corp. (a)	53,469
52,930	QLogic Corp. (a)(L)	588,581
2,800	Quest Software, Inc. (a)	35,504
1,450	Red Hats, Inc. (a)	25,868
2,400	Rightnow Technologies, Inc. (a)	18,168
3,800	Riverbed Technology, Inc. (a)(L)	49,704
17,600	SAP AG (L)	623,870
3,350	Solera Holdings, Inc. (a)(L)	83,013
4,320	Sybase, Inc. (a)(L)	130,853
1,100	Synaptics, Inc. (a)(L)	29,436
2,200	Synchronoss Technologies, Inc. (a)(L)	26,972
9,000	TIBCO Software, Inc. (a)	52,830
24,000	Trend Micro, Inc. (L)	671,617
12,300	United Online, Inc. (L)	54,858
8,000	Wind River Systems, Inc. (a)(L)	51,200
		44,939,446
	Construction & Building Materials - 1.7%
31,900	AGCO Corp. (a)	625,240
110,000	Anhui Conch Cement Co. Ltd., Class H (a)(L)	606,727
2,650	Apogee Enterprises, Inc. (L)	29,097
3,400	Beacon Roofing Supply, Inc. (a)	45,526
6,900	BlueLinx Holdings, Inc. (a)(L)	18,009
21,668	Bouygues SA	774,978
105,900	Centex Corp.	794,250
2,950	Ceradyne, Inc. (a)(L)	53,483
161,000	China Railway (a)(L)	210,218
32,000	Chiyoda Corp.	169,399
43,333	CRH PLC	938,110
3,800	Dycom Industries, Inc. (a)	22,002
19,840	Emcor Group, Inc. (a)(L)	340,653
5,200	Gibraltar Industries, Inc. (L)	24,544
1,000	Granite Construction, Inc. (L)	37,480
15,814	Holcim Ltd.	563,764
44,400	Jacobs Engineering Group, Inc. (a)	1,716,504
18,800	KB Home	247,784
7,200	Lafarge SA (L)	324,190
2,980	Lennox International, Inc. (L)	78,851
47,200	Stanley Works	1,374,464
1,200	Trex Co, Inc. (a)(L)	9,156
		9,004,429
	Consumer Products - 2.8%
10,900	Herbalife Ltd.	163,282
4,300	Herman Miller, Inc.	45,838
2,980	Hot Topic, Inc. (a)(L)	33,346
2,790	Jakks Pacific, Inc. (a)(L)	34,457
65,800	Kimberly-Clark Corp.	3,034,038
103,900	Kimberly-Clark de Mexico SA B de CV	336,456
82,000	Li & Fung Ltd.	192,553
7,600	Liz Claiborne, Inc.	18,772
23,000	L'OREAL SA (L)	1,582,898
28,600	NIKE, Inc.	1,341,054
5,400	Nintendo Co. Ltd.	1,552,053
120,070	Nu Skin Enterprises, Inc., Class A (L)	1,259,534
2,600	Nutri System, Inc. (L)	37,102
5,130	Oxford Industries, Inc. (L)	31,652
7,400	Prestige Brands Holdings, Inc. (a)(L)	38,332
103,422	Procter & Gamble Co.	4,870,142
13,460	Unifi, Inc. (a)(L)	8,614
2,520	Warnaco Group, Inc. (a)(L)	60,480
		14,640,603
	Diversified Operations - 1.2%
2,700	Acuity Brands, Inc. (L)	60,858
58,100	BAE Systems	278,854
15,700	Compass Diversified Holdings (L)	140,044
16,200	Fluor Corp.	559,710
10,900	FPL Group, Inc. (L)	552,957
397,800	General Electric Co.	4,021,758
4,200	Siemens AG	240,002
20,800	Sumitomo Corp.	177,142
62,300	United Utilities Group PLC	432,204
		6,463,529
	Electronics - 2.7%
100	Avnet, Inc. (a)	1,751
8,600	Benchmark Electronics, Inc. (a)(L)	96,320
1,200	Coherent, Inc. (a)(L)	20,700
84,600	Edison International	2,437,326
58,400	Emerson Electric Co.	1,669,072
12,800	Emulex Corp. (a)	64,384
13,800	Fanuc Ltd.	924,322
653,300	Flextronics International Ltd. (a)(L)	1,888,037
2,100	Hirose Electric Co., Ltd. (L)	200,697
490	Itron, Inc. (a)(L)	23,202
1,650	Keyence Corp.	308,380
39,500	Lam Research Corp. (a)(L)	899,415
3,100	Multi-Fineline Electronix, Inc. (a)	52,204
10,200	Murata Manufacturing Co., Ltd.	389,513
638	Samsung Electronics Co., Ltd.	261,980
2,634	Samsung Electronics Co., Ltd. - GDR (a)	537,995
10,900	Silicon Image, Inc. (a)	26,160
1,500	Synopsis, Inc. (a)	31,095
61,260	Taiwan Semiconductor - ADR	548,277
221,700	Texas Instruments, Inc.	3,660,267
7,000	Tokyo Electron Ltd.	257,413
5,700	Ultralife Batteries, Inc. (a)	44,061
1,190	Varian Semiconductor Equipment Associates, Inc. (a)(L)	25,775
		14,368,346
	Energy - 4.5%
276,500	AES Corp. (a)	1,606,465
2,300	Avista Corp.	31,694
26,100	Banpu Public Co., Inc.	157,491
278,500	China Shenhua Energy Co., Ltd. (L)	627,385
1,400	DPL, Inc.	31,556
165,300	Duke Energy Corp.	2,367,096
159,900	El Paso Corp.	999,375
10,600	Electricite De France	415,947
22,300	Enersis SA - ADR (L)	336,730
25,800	Entergy Corp.	1,756,722
116,974	Exelon Corp. (L)	5,309,450
6,900	First Solar, Inc. (a)(L)	915,630
27,300	FirstEnergy Corp.	1,053,780
5,400	Headwaters, Inc. (a)(L)	16,956
800	Helmerich & Payne, Inc. (L)	18,216
1,900	Matrix Service Co. (a)	15,618
830	Michael Baker Corp. (a)	21,580
35,300	National-Oilwell Varco, Inc. (a)	1,013,463
41,700	PG&E Corp.	1,593,774
1,800	Pike Electric Corp. (a)(L)	16,650
35,200	Public Service Enterprise Group, Inc.	1,037,344
10,200	Scottish & Southern Energy PLC	162,307
11,700	Southwestern Energy Co. (a)	347,373
164,100	Spectra Energy Corp.	2,320,374
16,700	Suncor Energy, Inc. (a)	372,730
21,200	The Kansai Electric Power Co. Inc.	458,332
16,100	The Tokyo Electric Power Co. Inc.	400,121
6,610	Unisource Energy Corp. (L)	186,336
3,110	Westar Energy, Inc.	54,518
		23,645,013
	Entertainment - 0.8%
41,100	Hasbro, Inc.	1,030,377
15,490	Marvel Entertainment, Inc. (a)	411,260
1,960	NetFlix, Inc. (a)(L)	84,123
35,700	Royal Caribbean Cruises Ltd. (L)	285,957
142,800	The Walt Disney Co.	2,593,248
		4,404,965
	Financial Services - 5.0%
75,300	Ameriprise Financial, Inc.	1,542,897
12,600	Anworth Mortgage Asset Corp.	77,238
39,400	Astoria Financial Corp. (L)	362,086
37	Berkshire Hathaway, Inc. (a)	3,207,900
1,350	Berkshire Hills Bancorp, Inc. (L)	30,942
7,382	BNP Paribas SA	305,217
38,200	Capital One Financial Corp. (L)	467,568
7,870	Capstead Mortgage Corp.	84,524
185,776	Citigroup, Inc. (L)	470,013
6,400	CME Group, Inc.	1,576,896
51,700	Comerica, Inc. (L)	946,627
6,191	Credit Suisse Group	188,509
92,200	Credit Suisse Group - ADR	2,811,178
13,300	Deutsche Bank AG (L)	535,414
7,331	Deutsche Boerse AG (L)	442,001
5,772	Douglas Emmett, Inc. (L)	42,655
15,360	Goldman Sachs Group, Inc.	1,628,467
420	Greenhill & Co., Inc.	31,017
15,000	Hercules Technology Growth Capital, Inc.	75,000
103,100	Hudson City Bancorp, Inc.	1,205,239
1,450	Interactive Brokers Group, Inc. (a)(L)	23,388
63,000	Invesco Ltd.	873,180
14,100	Investor AB (L)	178,836
4,380	Julius Baer Holding Ltd.	107,740
39,300	Knight Capital Group, Inc., Class A (a)(L)	579,282
800	Life Partners Holdings, Inc. (L)	13,648
6,500	Mastercard, Inc. (L)	1,088,620
3,700	MF Global Ltd. (a)(L)	15,651
15,900	MFA Mortgage Investments, Inc.	93,492
93,900	Morgan Stanley (L)	2,138,103
16,400	Nasdaq Stock Market, Inc. (a)(L)	321,112
1,200	Net 1 UEPS Technologies, Inc. (a)	18,252
13,800	Northern Trust Corp.	825,516
3,650	Ocwen Financial Corp. (a)(L)	41,719
11,250	PennantPark Investment Corp.	42,188
7,200	Provident Financial Services, Inc.	77,832
1,200	Resources Connection, Inc. (a)(L)	18,096
1,160	Stifel Financial Corp. (a)(L)	50,240
2,300	SWS Group, Inc. (L)	35,719
116,300	The Charles Schwab Corp.	1,802,650
109,500	U.S. Bancorp	1,599,795
1,150	WSFS Financial Corp.	25,714
		26,002,161
	Food & Beverages - 5.6%
650	American Italian Pasta Co. (a)	22,626
45,900	Archer Daniels Midland Co.	1,275,102
18,600	Bunge Ltd.	1,053,690
1,250	Cal-Maine Foods, Inc. (L)	27,988
5,950	Chiquita Brands International, Inc. (a)(L)	39,449
92,600	Coca-Cola Co.	4,069,770
16,900	Coca-Cola Hellenic Bottling Company S.A.	242,497
93,400	Dr Pepper Snapple Group, Inc. (a)	1,579,394
7,900	Fomento Economico Mexicano SA de CV - ADR	199,159
50,200	General Mills, Inc.	2,503,976
11,770	Hansen Natural Corp. (a)	423,720
66,200	Hormel Foods Corp. (L)	2,099,202
29,400	Kellogg Co.	1,076,922
40,400	Koninklijke Ahold NV	442,823
27,700	Kroger Co.	587,794
230	Lindt & Spruengli AG	307,933
1,600	M&F Worldwide Corp. (a)(L)	18,736
49,135	Nestle SA	1,660,999
59,700	Pepsi Bottling Group, Inc.	1,321,758
100,300	PepsiCo, Inc.	5,163,444
25,500	Perdigao SA	316,036
1,520	Ralcorp Holdings, Inc. (a)	81,898
2,100	Smart Balance, Inc. (a)	12,684
106,500	Supervalu, Inc.	1,520,820
2,150	The Pantry, Inc. (a)	37,861
58,000	Unilever NV	1,144,326
97,000	Unilever NV - ADR	1,901,200
7,950	Unilever PLC	150,344
12,614	Woolworths Ltd.	219,367
		29,501,518
	Forest Products & Paper - 0.0%
420,000	Nine Dragons Paper Holdings Ltd. (L)	159,317

	Health Care Services - 3.5%
85,600	Aetna, Inc.	2,082,648
164,200	Bristol-Myers Squibb Co.	3,599,264
9,030	Celera Corp. (a)	68,899
1,550	Community Health Systems, Inc. (a)(L)	23,777
4,090	Corvel Corp. (a)	82,700
26,400	Express Scripts, Inc., Class A (a)	1,218,888
32,150	Health Net, Inc. (a)(L)	465,532
2,000	Healthsouth Corp. (a)	17,760
7,630	HealthSpring, Inc. (a)	63,863
1,000	LHC Group, Inc. (a)	22,280
3,260	LifePoint Hospitals, Inc. (a)(L)	68,004
900	Magellan Health Services, Inc. (a)	32,796
800	Matrixx Initiatives, Inc. (a)(L)	13,120
39,700	McKesson Corp.	1,391,088
2,620	Myriad Genetics, Inc. (a)	119,131
2,840	PharMerica Corp. (a)(L)	47,257
48,700	Quest Diagnostics, Inc.	2,312,276
36,900	Stryker Corp.	1,256,076
4,052	Synthes, Inc.	451,369
3,200	The Ensign Group, Inc.	49,472
96,520	UnitedHealth Group, Inc.	2,020,164
17,100	Universal Health Services, Inc. (L)	655,614
50,000	Varian Medical Systems, Inc. (a)	1,522,000
15,500	Wellpoint, Inc. (a)	588,535
		18,172,513
	Insurance - 4.2%
7,700	Allianz AG	647,165
45,840	Allied World Assurance Co. Holdings Ltd. (L)	1,743,295
1,500	American Financial Group, Inc. (L)	24,075
8,040	Amerisafe, Inc. (a)(L)	123,173
1,700	Amtrust Financial Services, Inc.	16,235
46,100	Aon Corp.	1,881,802
19,520	Arch Capital Group Ltd. (a)	1,051,347
1,401	Argo Group International Holdings Ltd. (a)	42,212
2,000	Aspen Insurance Holdings Ltd. (L)	44,920
18,290	AXA (L)	219,917
44,500	Axis Capital Holdings Ltd.	1,003,030
26,100	Everest Re Group Ltd.	1,847,880
53,300	Humana, Inc. (a)	1,390,064
137,800	Marsh & McLennan Cos., Inc.	2,790,450
4,130	Max Re Capital Ltd.	71,201
1,625	Muenchener Rueckversicherungs AG	198,195
3,550	Platinum Underwriters Holdings, Ltd. (L)	100,678
19,778	QBE Insurance Group Ltd.	265,014
59,900	The Chubb Corp.	2,534,968
187,600	The Progressive Corp. (a)	2,521,344
51,239	The Travelers Cos., Inc.	2,082,353
19,000	Tokio Marines Holding, Inc.	459,717
1,460	Transatlantic Holdings, Inc.	52,078
93,400	UnumProvident Corp. (L)	1,167,500
		22,278,613
	Internet - 1.8%
15,100	Amazon.com, Inc. (a)	1,108,944
11,690	Google, Inc., Class A (a)	4,068,821
1,750	IAC/Interactive Corp. (a)	26,652
4,850	J2 Global Communications, Inc. (a)(L)	106,167
1,900	Liquidity Services, Inc. (a)(L)	13,281
1,760	NHN Corp. (a)	192,127
9,400	Orbitz Worldwide, Inc. (a)(L)	12,126
3,520	Overstock.com, Inc. (a)(L)	32,208
2,700	PetMed Express, Inc. (a)(L)	44,496
2,800	Shutterfly, Inc. (a)	26,236
84,300	Softbank Corp. (L)	1,069,665
145,300	Symantec Corp. (a)	2,170,782
22,200	VeriSign, Inc. (a)(L)	418,914
		9,290,419
	Lodging - 0.1%
5,000	Accor SA (L)	174,147
146,000	Shangri-La Asia Ltd. (L)	165,768
		339,915
	Machinery & Equipment - 0.4%
1,900	Chart Industries, Inc. (a)(L)	14,972
1,150	CIRCOR International, Inc.	25,898
3,000	Colfax Corp. (a)	20,610
1,180	ESCO Technologies, Inc. (a)(L)	45,666
1,300	Gardner Denver, Inc. (a)	28,262
7,900	Joy Global, Inc.	168,270
7,200	Kurita Water Industries Ltd.	137,693
3,354	Schneider SA (L)	223,297
7,100	SMC Corp.	677,830
2,600	Titan Machinery, Inc. (a)(L)	23,374
23,270	Westinghouse Air Brake Technologies Corp.	613,863
		1,979,735
	Manufacturing - 3.7%
1,820	A.O. Smith Corp. (L)	45,828
2,350	AAON, Inc. (L)	42,582
16,900	Assa Abloy AB, Class B	158,321
39,500	Cummins, Inc.	1,005,275
53,000	Danaher Corp.	2,873,660
90,400	Dover Corp.	2,384,752
3,900	Force Protection, Inc. (a)	18,720
49,250	Graftech International Ltd. (a)(L)	303,380
13,900	GT Solar International, Inc. (a)	92,296
88,700	Honeywell International, Inc.	2,471,182
45,300	Illinois Tool Works, Inc.	1,397,505
43,000	ITT Industries, Inc.	1,654,210
940	NACCO Industries, Inc.	25,549
118,400	ON Semiconductor Corp. (a)(L)	461,760
16,900	Owens-Illinois, Inc. (a)	244,036
87,250	Parker Hannifin Corp.	2,964,755
42,100	Precision Castparts Corp.	2,521,790
2,930	Robbins & Myers, Inc.	44,448
1,050	Rock-Tenn Co. - Class A	28,403
23,470	Skyworks Solutions, Inc. (a)(L)	189,168
122,000	Sumitomo Metal Industries, Ltd.	242,804
22,600	Timken Co.	315,496
		19,485,920
	Media - 2.8%
5,590	Arbitron, Inc. (L)	83,906
179,000	Comcast Corp., Class A	2,441,560
900	Courier Corp. (L)	13,653
98,300	DIRECTV Group, Inc. (a)(L)	2,240,257
55,700	Dish Network Corp. (a)	618,827
6,400	Shaw Communications, Inc. (a)	97,564
54,600	The McGraw-Hill Cos., Inc.	1,248,702
43,910	Time Warner Cable, Inc.	1,088,968
185,733	Time Warner, Inc.	3,584,653
6,610	Tivo, Inc. (a)	46,535
29,000	Viacom Inc., Class B (a)	504,020
14,400	Vivendi SA	381,203
6,061	Washington Post Co., Class B (L)	2,164,383
		14,514,231
	Medical - 6.1%
18,200	Alcon, Inc.	1,654,562
134,300	Alkermes, Inc. (a)(L)	1,629,059
33,600	Allergan, Inc.	1,604,736
1,800	American Medical Systems Holdings, Inc. (a)	20,070
6,900	American Oriental Bioengineering, Inc. (a)(L)	26,634
65,800	Amgen, Inc. (a)	3,258,416
1,420	AmSurg Corp. (a)	22,507
4,520	AngioDynamics, Inc. (a)(L)	50,805
23,200	Baxter International, Inc.	1,188,304
1,750	Beckman Coulter, Inc.	89,268
19,400	Becton, Dickinson & Co.	1,304,456
600	Bio-Rad Laboratories, Inc. (a)	39,540
375,400	Boston Scientific Corp. (a)	2,984,430
25,700	C.R. Bard, Inc.	2,048,804
4,400	Cantel Medical Corp. (a)	56,628
4,330	Cardiac Science Corp. (a)	13,033
2,660	Cyberonics, Inc.	35,298
5,280	ev3, Inc. (a)(L)	37,488
94,600	Johnson & Johnson, Inc.	4,975,960
800	Kendle International, Inc. (a)	16,768
1,800	Kensey Nash Corp. (a)	38,286
93,700	Medtronic, Inc.	2,761,339
70,300	Patterson Co., Inc. (a)	1,325,858
5,900	Sanofi-Synthelabo SA	332,207
149,800	Schering-Plough Corp.	3,527,790
12,900	Smith & Nephew PLC	79,961
77,600	Smiths Group PLC	744,890
54,500	St. Jude Medical, Inc. (a)	1,979,985
1,150	Thoratec Corp. (a)(L)	29,543
2,300	Volcano Corp. (a)(L)	33,465
		31,910,090
	Metals & Mining - 1.3%
4,200	AngloGold Ashanti	152,969
12,400	AngloGold Ashanti Ltd. - ADR	455,824
15,700	Barrick Gold Corp.	508,994
21,200	BHP Billiton PLC	421,299
29,800	Cameco Corp. (a)(L)	509,351
25,800	Cliffs Natural Resources, Inc.	468,528
750	Compass Minerals International, Inc.	42,277
12,000	Consol Energy, Inc.	302,880
19,700	Freeport-McMoRan Copper & Gold, Inc., Class B	750,767
14,500	Gerdau SA	79,315
20,900	Harmony Gold Mining Co., Ltd. - ADR (a)	228,646
36,203	Harmony Gold Mining Co., Ltd. (a)	383,757
1,000	Mueller Industries, Inc.	21,690
14,733	Newcrest Mining Ltd.	335,307
8,284	Newcrest Mining Ltd. (a)	188,535
29,700	Nucor Corp. (L)	1,133,649
17,400	Peabody Energy Corp.	435,696
400	Schnitzer Steel Industries, Inc.	12,556
3,105	Vallourec SA	287,988
		6,720,028
	Oil & Gas - 10.4%
4,296	Air Liquide SA	349,567
2,300	Arena Resources, Inc. (a)	58,604
17,000	Baker Hughes, Inc.	485,350
75,400	BG Group PLC	1,141,375
107,421	BP PLC	726,734
6,300	Cairn Energy PLC (a)	196,609
8,400	Canadian Natural Resources Ltd. (a)	325,860
50,092	ChevronTexaco Corp.	3,368,186
144,000	CNOOC Ltd	142,688
6,860	Complete Production Services (a)(L)	21,129
1,780	Comstock Resources, Inc. (a)(L)	53,044
37,238	ConocoPhillips	1,458,240
350	Contango Oil & Gas Co. (a)(L)	13,720
12,400	Continental Resources, Inc. (a)(L)	263,004
50,600	Devon Energy Corp.	2,261,314
5,200	Enbridge, Inc. (a)(L)	149,921
3,700	EnCana Corp.	151,428
23,200	EOG Resources, Inc.	1,270,432
172,000	Exxon Mobil Corp.	11,713,200
13,400	Gazprom - ADR (a)	199,660
83,500	Halliburton Co.	1,291,745
38,900	Hess Corp.	2,108,380
183,200	Marathon Oil Corp.	4,816,328
3,260	McMoRan Exploration Co. (a)	15,322
59,900	Noble Corp.	1,442,991
36,800	Noble Energy, Inc.	1,982,784
70,400	Occidental Petroleum Corp.	3,917,760
3,160	Oil States International, Inc. (a)	42,407
4,200	Petro-Canada (a)	112,828
1,400	Petroleo Brasileiro SA - ADR	42,658
8,875	Petroplus Holdings AG (L)	124,825
18,900	Range Resources Corp.	777,924
6,350	Reliance Industries Ltd. (b)	381,676
10,400	Rosetta Resources, Inc. (a)	51,480
34,600	Royal Dutch Shell - ADR	1,532,780
21,751	Royal Dutch Shell, Class A	408,566
7,400	Sasol Ltd.	214,832
1,800	Sasol Ltd. - ADR	52,110
108,200	Schlumberger Ltd.	4,395,084
41,800	Seadrill Ltd. (a)(L)	406,792
1	Smith International, Inc.	17
3,500	St. Mary Land & Exploration Co. (L)	46,305
2,780	Swift Energy Co. (a)(L)	20,294
3,200	Total SA	159,114
10,575	Tullow Oil	121,843
73,620	UGI Corp.	1,738,168
30,300	Ultra Petroleum Corp. (a)(L)	1,087,467
3,420	Union Drilling, Inc. (a)	12,996
21,400	Vaalco Energy, Inc. (a)	113,206
17,100	W & T Offshore, Inc. (L)	105,165
1,400	Whiting Petroleum Corp. (a)(L)	36,190
57,500	Williams Cos., Inc.	654,350
62,100	XTO Energy, Inc.	1,901,502
		54,465,954
	Pharmaceuticals - 6.6%
87,200	Abbott Laboratories	4,159,440
2,290	Alnylam Pharmaceuticals, Inc. (a)(L)	43,602
1,700	Amicus Therapeutics, Inc. (a)(L)	15,521
8,140	Arena Pharmaceuticals, Inc. (a)(L)	24,501
7,650	Astrazeneca PLC	269,856
44,600	Cardinal Health, Inc.	1,404,008
11,240	Cephalon, Inc. (a)(L)	765,444
5,670	Cubist Pharmaceuticals, Inc. (a)(L)	92,761
1,030	CV Therapeutics, Inc. (a)	20,476
3,500	Cypress Bioscience, Inc. (a)	24,885
42,648	Cytokinetics, Inc. (a)(L)	72,502
102,100	Eli Lilly & Co.	3,411,161
72,800	Forest Laboratories, Inc. (a)	1,598,688
78,400	Gilead Sciences, Inc. (a)	3,631,488
6,100	Inspire Pharmaceuticals, Inc. (a)	24,766
1,700	King Pharmaceuticals, Inc. (a)	12,019
3,700	Maxygen, Inc. (a)	25,160
7,700	Medicines Co. (a)	83,468
101,400	Merck & Co., Inc.	2,712,450
5,698	Novartis AG	215,646
68,300	Novartis AG - ADR	2,583,789
6,200	Novo Nordisk A/S, Class B	296,931
7,850	NPS Pharmaceuticals, Inc. (a)	32,970
1,750	Onyx Pharmaceuticals, Inc. (a)	49,962
1,950	OSI Pharmaceuticals, Inc. (a)(L)	74,607
2,400	Par Pharmaceutical Cos., Inc. (a)	22,728
1,190	Perrigo Co. (L)	29,548
343,215	Pfizer, Inc.	4,674,588
1,800	Pharmasset, Inc. (a)	17,658
7,850	Regeneron Pharmaceuticals, Inc. (a)(L)	108,801
15,042	Roche Holding AG	2,064,096
16,200	Salix Pharmaceuticals Ltd. (a)(L)	153,900
3,000	Sepracor, Inc. (a)	43,980
16,200	Shire Ltd	200,600
3,300	Shire Pharmaceuticals PLC - ADR	118,602
41,400	Teva Pharmaceutical Industries Ltd. - ADR	1,865,070
43,330	Watson Pharmaceuticals, Inc. (a)	1,347,996
53,900	Wyeth	2,319,856
1,350	XenoPort, Inc. (a)(L)	26,136
		34,639,660
	Real Estate - 0.5%
2,270	American Capital Agency Corp.	38,840
129,700	Annaly Mortgage Management, Inc. (L)	1,798,939
77,200	Brandywine Realty Trust (L)	220,020
127,920	China Overseas Land & Investment Ltd. (L)	200,695
3,300	DCT Industrial Trust, Inc. (L)	10,461
3,320	Hatteras Financial Corp.	82,967
830	Liberty Property Trust	15,720
161,000	Link REIT	318,236
1,600	Sun Communities, Inc. (L)	18,928
1,710	Taubman Centers, Inc. (L)	29,138
		2,733,944
	Restaurant - 0.3%
3,900	Dominos Pizza, Inc. (a)	25,545
29,600	McDonald's Corp.	1,615,272
1,200	Red Robin Gourmet Burgers, Inc. (a)(L)	21,156
		1,661,973
	Retail - 4.6%
41,250	Abercrombie & Fitch Co., Class A (L)	981,750
16,700	Best Buy Co., Inc.	633,932
36,900	Big Lots, Inc. (a)(L)	766,782
76,440	BJ's Wholesale Club, Inc. (a)	2,445,316
15,490	Carter's, Inc. (a)	291,367
1,950	Citi Trends, Inc. (a)	44,636
25,900	Coach, Inc. (a)	432,530
4,170	Collective Brands, Inc. (a)	40,616
190,900	Gap, Inc.	2,479,791
4,100	Genesco, Inc. (a)	77,203
427,000	GOME Electrical Appliances Holdings Ltd.	42,972
900	Gymboree Corp. (a)(L)	19,215
28,900	Home Depot, Inc.	680,884
9,260	Jo-Ann Stores, Inc. (a)(L)	151,308
950	JOS A Bank Clothiers, Inc. (a)	26,420
29,000	Limited Brands, Inc.	252,300
80,750	OfficeMax, Inc.	251,940
5,250	Rent-A-Center, Inc. (a)	101,692
4,400	Shoppers Drug Mart Corp.	151,250
81,400	Staples, Inc.	1,474,154
4,100	Tempur-Pedic International, Inc.	29,930
79,800	Tesco PLC	381,745
19,990	The Wet Seal, Inc. (a)	67,166
69,100	TJX Cos., Inc.	1,771,724
6,130	True Religion Apparel, Inc. (a)(L)	72,395
63,300	Walgreen Co.	1,643,268
107,800	Walmart De Mexico SA	251,673
166,100	Wal-Mart Stores, Inc.	8,653,810
		24,217,769
	Schools - 0.9%
2,040	American Public Education, Inc. (a)	85,803
29,900	Apollo Group, Inc., Class A (a)	2,342,067
17,970	ITT Educational Services, Inc. (a)(L)	2,181,917
		4,609,787
	Technology - 1.7%
22,500	Amphenol Corp.	641,025
130,200	ARM Holdings PLC	191,487
6,400	Canon, Inc.	182,331
2,200	Data Domain, Inc. (a)(L)	27,654
1,950	El Paso Electric Co. (a)	27,475
62,500	Ingram Micro, Inc. (a)	790,000
145,990	Intel Corp.	2,197,149
2,300	Interdigital, Inc. (a)	59,386
2,610	JDA Software Group, Inc. (a)	30,146
101,600	Maxim Integrated Products, Inc.	1,342,136
78,700	United Technologies Corp.	3,382,526
		8,871,315
	Telecommunication - 4.9%
33,600	America Movil SA, Series L - ADR	909,888
2,900	Arris Group, Inc. (a)(L)	21,373
319,947	AT&T, Inc.	8,062,664
1,800	Atlantic Tele-Network, Inc. (L)	34,524
13,600	BCE, Inc.	270,964
5,300	Belgacom SA	166,182
56,000	Broadcom Corp. (a)(L)	1,118,880
66,200	CenturyTel, Inc. (L)	1,861,544
22,972	Chunghwa Telecom Co. Ltd - ADR	418,786
63,700	Magyar Telekom PLC	147,066
7,600	Mobinil	199,559
2,000	Neustar, Inc. (a)(L)	33,500
1,000	NTELOS Holding Corp.	18,140
488	NTT DoCoMo, Inc.	659,146
82,000	Qualcomm, Inc.	3,190,620
7,200	Rogers Communications, Inc., Class B	165,895
102,100	Royal KPN NV	1,364,643
3,500	Starent Networks Corp. (a)(L)	55,335
711	Swisscom AG	199,721
3,910	Syniverse Holdings, Inc. (a)	61,622
3,900	Telecommunication Systems, Inc. (a)	35,763
17,600	Telefonaktiebolaget LM Ericsson - ADR	142,384
171,600	Telefonaktiebolaget LM Ericsson, Class B (L)	1,409,227
9,203	Telefonica de Espana	183,652
54,600	Telefonos de Mexico SA - ADR	821,184
48,950	Telekomunikacja (a)	270,204
26,000	Telenor ASA	148,954
79,500	Telmex Internacional S.A.B. DE CV - ADR (L)	729,015
124,865	Telstra Corp., Ltd.	278,709
3,800	TW Telecom, Inc. (a)(L)	33,250
4,700	USA Mobility, Inc.	43,287
80,500	Verizon Communications, Inc.	2,431,100
		25,486,781
	Transportation - 2.3%
1,750	Alaska Air Group, Inc. (a)	30,748
34,100	Burlington Northern Santa Fe Corp.	2,051,115
8,300	Celadon Group, Inc. (a)(L)	46,065
72,100	Delta Air Lines, Inc. (a)	405,923
24,200	Expeditors International of Washington, Inc.	684,618
4,210	HUB Group, Inc., Class A (a)	71,570
86,300	J.B. Hunt Transport Services, Inc. (L)	2,080,693
39,800	Norfolk Southern Corp.	1,343,250
700	Overseas Shipholding Group, Inc. (L)	15,869
270,200	Southwest Airlines Co.	1,710,366
25,100	United Parcel Service, Inc.	1,235,422
35,526	Veolia Environnement	741,983
109,100	Werner Enterprises, Inc. (L)	1,649,592
		12,067,214
	Waste Management - 0.3%
7,700	Darling International, Inc. (a)	28,567
70,400	Waste Management, Inc.	1,802,240
		1,830,807
	TOTAL COMMON STOCKS
	(Cost $632,400,722)	511,291,764

	PREFERRED STOCKS - 0.2%
19,000	Companhia Vale Do Rio Doce	214,320
15,800	Gerdau SA	87,863
19,600	Petroleo Brasileiro SA	480,200
13,500	Tele Norte Leste Participacoes SA	186,840

	TOTAL PREFERRED STOCKS
	(Cost $910,110)	969,223

Principal
Amount		Value
	CORPORATE BOND - 0.1%
$707,000	Suzlon Energy Ltd.
	(0.00%), 06/12/2012	270,056

	TOTAL CORPORATE BOND
	(Cost $742,420)	270,056

Shares		Value
	RIGHTS - 0.00%
10,978	HSBC Holdings PLC	22,211

	TOTAL RIGHTS
	(Cost $18,411)	22,211

Principal
Amount		Value
	CASH EQUIVALENT - 2.9%
$15,201,685	JP Morgan Cash Trade Execution	15,201,685

	TOTAL CASH EQUIVALENT
	(Cost $15,201,685)	15,201,685

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 10.5%
406,226	BSABS 06-HE5 A1 ABS, 0.57%, 04/28/09 (c)	390,909
6,000,000	Citigroup Funding Inc. MTN, 0.41%, 06/01/09 (c)	5,948,598
1,763,805	GSAA ABS, 0.61%, 04/28/09 (c)	1,110,989
33,598,890	JP Morgan Prime Money Market Fund	33,598,890
175,466	Long Beach Mortgage Loan Trust ABS, 0.56%, 04/10/09 (c)	163,856
2,500,000	Monte De Paschi N.Y, 1.15%, 04/20/09	2,500,763
7,000,000	Monumental Global Funding II MTN, 0.47%, 05/26/10 (c)	5,950,000
3,000,000	Santander U.S. Debt SA MTN, 1.33%, 11/20/09 (c)	2,968,788
2,500,000	Wachovia Bank N.A. Bank MTN, 0.45%, 08/10/09 (c)	2,475,158
		55,107,951

	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
	(Cost $54,378,427)	55,107,951

	TOTAL INVESTMENTS - 111.1%
	(Cost $649,273,348)	582,862,890
	Liabilities in Excess of Other Assets - (19.6)%	(57,723,384)
	TOTAL NET ASSETS - 100.00%	$525,139,506

(a)	Non-income producing security.
(b)	Security exempt from registarion under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.
These securities may be resold in transactions exempt from registarion, normally for qualified buyers. The Adviser, using these procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
ADR	American Depository Reciept
MTN	Medium Term Note
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

	Cost of investments	$ 656,481,819
	Gross unrealized appreciation	31,634,302
	Gross unrealized depreciation	(105,253,231)
	Net unrealized depreciation	$ (73,618,929)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities

Level 1 - Quoted prices	$527,462,672
Level 2 - Other significant observable inputs	$55,400,218
Level 3 - Significant unobservable inputs	$0
Total	$582,862,890

New Covenant Income Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES - 2.1%
$750,000	CenterPoint Energy Transition Bond Co.,
	5.09%, 08/01/15	$792,065
1,020,000	Honda Auto 2008-1,
	4.88%, 09/18/12	1,031,593
575,000	Lehman XS Trust 2005-1 3A3A,
	5.11%, 07/25/35	168,553
565,000	Lehman XS Trust 2005-6 3A3A,
	5.76%, 11/25/35	169,046
2,420,000	Lehman XS Trust 2006-5 2A4A,
	5.89%, 04/25/36	1,337,496
4,607,302	Master Asset Backed Securities 2005-AB1,
	5.23%, 11/25/35	3,327,168
550,000	Nissan Auto 2008-A,
	4.28%, 06/15/14	554,399
445,000	USAA Auto Owner,
	5.36%, 06/15/12	453,438

	TOTAL ASSET BACKED SECURITIES
	(Cost $12,496,223)	7,833,758

	CORPORATE BONDS - 22.0%
510,000	3M Co.,
	4.38%, 08/15/13	537,629
1,650,000	Abbott Laboratories,
	5.88%, 05/15/16	1,772,128
675,000	Allied Waste North America, Inc.,
	6.88%, 06/01/17 (L)	615,177
1,150,000	American Water Capital Corp.,
	6.09%, 10/15/17	1,075,161
3,700,000	Amgen, Inc.,
	5.85%, 06/01/17	3,794,916
1,000,000	Arden Realty LP,
	5.25%, 03/01/15	902,364
2,500,000	AstraZeneca PLC,
	5.40%, 09/15/12 (L)	2,665,375
700,000	AT&T, Inc.,
	4.85%, 02/15/14	707,425
1,300,000	AT&T Wireless Services, Inc.,
	8.13%, 05/01/12	1,418,238
2,800,000	Bank of America Commercial Mortgage,
	5.30%, 03/15/17	2,060,596
1,000,000	Bear Stearns Cos., Inc.,
	7.25%, 02/01/18	1,034,393
3,200,000	BP Capital Markets, LLC,
	5.25%, 11/07/13	3,428,611
2,800,000	BRE Properties, Inc.,
	5.50%, 03/15/17	1,851,987
2,800,000	Carolina Power & Light Co.,
	6.50%, 07/15/12	2,959,902
795,000	Chevron Corp.,
	4.95%, 03/03/19	814,063
1,000,000	Citigroup, Inc.,
	6.13%, 11/21/17	868,396
680,000	Coca Cola Co.,
	4.88%, 03/15/19	688,527
2,850,000	Comcast Cable Communications, Inc.,
	6.75%, 01/30/11 (L)	2,950,138
450,000	ConocoPhillips,
	5.75%, 02/01/19	453,827
2,500,000	Covidien Ltd.,
	5.45%, 10/15/12	2,569,923
500,000	Cox Communications, Inc.,
	7.88%, 08/15/09	506,777
1,150,000	Credit Suisse,
	6.00%, 02/15/18 (L)	1,004,684
500,000	CVS Caremark Corp.,
	4.88%, 09/15/14	496,152
500,000	Entergy Mississippi, Inc.,
	4.65%, 05/01/11	497,167
2,775,000	ERP Operating LP,
	5.75%, 06/15/17	2,199,704
1,666,977	FedEx Corp.,
	6.72%, 07/15/23	1,622,216
2,700,000	Fifth Third Bancorp,
	6.25%, 05/01/13 (L)	2,580,179
1,950,000	Firstar Bank,
	7.13%, 12/01/09 (L)	1,988,360
3,350,000	General Mills, Inc.,
	6.00%, 02/15/12	3,533,439
875,000	GlaxoSmithKline PLC,
	4.85%, 05/15/13	911,196
3,100,000	Goldman Sachs Group, Inc.,
	5.30%, 02/14/12 (L)	2,993,208
1,000,000	Goldman Sachs Group, Inc.,
	5.95%, 01/18/18	909,344
900,000	Hewlett Packard Co.,
	6.13%, 03/01/14	959,475
200,000	Hewlett Packard Co.,
	4.75%, 06/02/14	202,415
1,000,000	Home Depot, Inc.,
	5.40%, 03/01/16	900,157
615,000	Honeywell International, Inc.,
	3.88%, 02/15/14	620,965
1,500,000	HSBC Finance Corp.,
	4.13%, 11/16/09 (L)	1,484,960
750,000	HSBC Finance Corp.,
	6.75%, 05/15/11	668,802
1,200,000	International Business Machines Corp.,
	7.63%, 10/15/18	1,379,024
215,000	Korea Electric Power Corp.,
	7.75%, 04/01/13	212,990
1,000,000	Kraft Foods, Inc.,
	6.13%, 08/23/18	1,004,169
1,000,000	Marsh & McLennan Cos., Inc.,
	6.25%, 03/15/12	953,938
1,000,000	Merrill Lynch & Co.,
	6.05%, 08/15/12 (L)	858,681
1,000,000	MetLife, Inc.,
	5.00%, 06/15/15	823,820
1,000,000	Morgan Stanley,
	5.63%, 01/09/12	962,820
1,250,000	National City Corp.,
	4.50%, 03/15/10	1,252,350
2,375,000	National City Corp.,
	6.88%, 05/15/19 (L)	2,014,197
600,000	Nationwide Financial Services, Inc.,
	5.90%, 07/01/12	547,045
500,000	Oracle Corp.,
	5.75%, 04/15/18	522,728
1,500,000	PepsiCo, Inc.,
	7.90%, 11/01/18	1,846,223
750,000	Pfizer, Inc.,
	5.35%, 03/15/15	792,292
500,000	Plum Creek Timberlands LP,
	5.88%, 11/15/15	410,858
725,000	PNC Funding Corp.,
	5.50%, 09/28/12	720,811
2,100,000	Prudential Financial, Inc.,
	6.10%, 06/15/17	1,436,639
1,000,000	Rio Tinto Ltd,
	5.88%, 07/15/13	897,537
450,000	Shell International Financial,
	4.00%, 03/21/14 (L)	456,825
1,000,000	SunTrust Banks, Inc.,
	4.25%, 10/15/09	994,620
1,175,000	Time Warner, Inc.,
	6.88%, 05/01/12	1,196,736
450,000	Time Warner Cable, Inc.,
	8.75%, 02/14/19	478,617
1,032,000	Verizon Communications, Inc.,
	5.88%, 01/17/12	1,061,012
800,000	Verizon Communications, Inc.,
	6.35%, 04/01/19	791,795
1,000,000	Vodafone Group PLC,
	5.63%, 02/27/17 (L)	992,651
550,000	Wells Fargo & Co.,
	5.63%, 12/11/17	502,664

	TOTAL CORPORATE BONDS
	(Cost $78,378,063)	80,359,018

	NON-AGENCY MORTGAGE BACKED SECURITIES - 28.1%
3,490,000	American Home Mortgage Investment Trust 2005-2 5A4C,
	5.41%, 09/25/35	1,011,492
2,282,426	American Home Mortgage Investment Trust 2006-21A1,
	5.48%, 09/25/46	910,722
172,212	American Home Mortgage Investment Trust 2007-1 A1,
	5.22%, 02/25/47	50,821
750,000	Atlantic City Electric 2002-1 A-3,
	4.91%, 07/20/17	788,221
4,310,000	Banc of America Commercial Mortgage 2004-3 A5,
	5.32%, 06/10/39	3,591,554
3,230,000	Banc of America Commercial Mortgage 2005-6 AM,
	5.18%, 09/10/47	1,599,765
4,215,000	Banc of America Commercial Mortgage 2006-3,
	5.81%, 07/10/44	1,414,964
5,235,000	Banc of America Commercial Mortgage 2006-4,
	0.06%, 08/10/16	2,359,563
804,794	Banc of America Commercial Mortgage 2006-F,
	5.18%, 07/20/36	457,928
700,000	Banc of America Commercial Mortgage 2007-1,
	5.45%, 01/15/49	517,332
790,000	Chase Issuance Trust 2007-15A,
	4.96%, 09/15/12	800,458
2,075,000	Citigroup Commercial Mortgage Trust 2007-C6,
	5.70%, 12/10/49	318,240
1,596,000	Citigroup Commercial Mortgage Trust 2008-C7,
	6.10%, 12/10/49	381,713
860,973	Citigroup Mortgage Loan Trust Inc. 2005-7,
	5.18%, 11/25/35	482,944
2,980,000	Commercial Mortgage Pass-Through Certificate 2007-C9,
	5.82%, 12/10/49	2,176,358
4,161,281	Countrywide Alternative Loan Trust 2005-50CB 1A1,
	5.50%, 11/25/35	2,329,189
2,656,081	Countrywide Alternative Loan Trust 2007-26R A1,
	7.00%, 01/25/37	1,501,205
5,170,539	Countrywide Alternative Loan Trust 2007-OA2 1A1,
	5.36%, 03/25/47	1,972,018
992,126	Countrywide Home Loans 2005-HYB6 4A1B,
	5.37%, 10/20/35	550,058
3,536,155	Countrywide Home Loans 2007-HY5 1A1,
	5.95%, 09/25/47	1,797,388
1,365,000	Credit Suisse First Boston Mortgage Securities Corp. 2003-C3 A5,
	3.94%, 05/15/38	1,179,758
1,540,000	Credit Suisse First Boston Mortgage Securities Corp. 2005-C1 A4,
	5.01%, 02/15/38	1,211,934
1,825,000	Credit Suisse First Boston Mortgage Securities Corp. 2007-4R IAI,
	5.70%, 10/26/36	722,098
1,205,000	Credit Suisse Mortgage Capital Certificate 2006-C1 AM,
	5.55%, 02/15/39	598,171
4,585,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 005-3 5A5,
	5.25%, 06/25/35	3,435,019
349,376	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2007-OA2,
	2.59%, 04/25/47	118,558
1,088,743	First Horizon Mortgage Trust, 2007-AR2,
	5.89%, 07/25/37	615,202
1,370,000	General Electric Capital Commercial Mortgage Corp.,
	4.60%, 11/10/38	1,148,860
1,230,000	GMAC Commercial Mortgage Securities 2004-C2 A4,
	5.30%, 08/10/38	1,021,368
3,220,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A2,
	5.78%, 08/10/45 (L)	2,723,786
1,235,000	Goldman Sachs Mortgage Securities Corp. 2007-GG10 A4,
	5.99%, 08/10/45	846,791
1,465,235	GSAA Home Equity Trust 2007-10 A1A,
	6.00%, 11/25/37	654,238
1,176,236	GSAA Home Equity Trust 2007-10 A1A,
	6.50%, 11/25/37	535,914
1,168,923	GSAA Home Equity Trust 2007-5,
	2.49%, 05/25/37	742,203
3,571,899	HSI Home Loan Obligation 2007-AR2 2A1,
	6.00%, 09/25/37	1,742,412
3,591,897	Indymac Index Mortgage Loan Trust 2006-AR11,
	5.83%, 06/25/36	1,520,469
2,929,278	JP Morgan Chase Adjustable Rate Mortgage Trust 2007-5,
	5.80%, 08/25/47	1,449,894
5,445,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A4,
	5.39%, 06/12/41	4,482,749
1,200,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4,
	6.07%, 04/15/45	909,154
2,125,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LPD8 B,
	5.52%, 05/15/45	330,801
1,305,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CIBC18,
	5.44%, 06/12/47	846,504
1,565,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP11 A4,
	6.01%, 06/15/49	1,081,345
3,880,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDP12,
	5.83%, 02/15/51	3,280,419
4,165,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4,
	5.88%, 02/15/51	2,957,743
1,470,000	JP Morgan Chase Commercial Mortgage Securites Corp. 2007-PWR18,
	6.21%, 06/11/50	388,845
3,770,000	LB-UBS Commercial Morgage Trust 2006-C6 AM,
	0.05%, 09/15/36	1,750,287
2,392,837	Master Adjustable Rate Mortgage 2006-OA2 4A1B,
	5.72%, 12/25/46	722,129
1,360,199	Master Reperforming Loan Trust 2006-2 1A1,
	5.90%, 05/25/36 (a)	1,014,722
565,000	Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3,
	5.17%, 12/12/49	330,150
2,145,000	Morgan Stanley Capital 1, 2004-1Q7,
	5.41%, 06/15/38	1,816,265
3,050,000	Morgan Stanley Mortgage Loan Trust 2006-7 5A2,
	5.96%, 06/25/36	1,731,555
560,000	Nomura Asset Acceptance Corp. 2006-AF2 1A4,
	6.41%, 05/25/36	197,061
2,043,222	PHH Alternative Mortgage Trust 2007-1 21A,
	6.00%, 02/25/37	1,157,926
767,725	Residential Funding Mortgage Securities I 2006-SA2 2AI,
	5.85%, 08/25/36	385,287
3,231,644	Structured Adjustable Rate Mortgage Loan 2007-3 3A1,
	5.72%, 04/25/37	1,585,622
2,539,609	TBW Morgage Backed Pass-Through Certificat 2006-2 7A1,
	7.00%, 07/25/36	1,310,218
4,885,000	Wachovia Bank Commercial Mortgage Trust 2004-C12 A4,
	5.41%, 07/15/41	4,085,018
3,548,752	Wachovia Mortgage Loan Trust LLC 2006-A 3A1,
	5.24%, 05/20/36	2,276,777
3,877,802	Washington Mutual Mortgage Pass-Through Certificates 2005-AR3
	4.64%, 03/25/35	2,369,046
4,130,000	Washington Mutual Mortgage Pass-Through Certificates 2005-AR5,
	4.68%, 05/25/35	2,229,763
3,518,877	Washington Mutual Mortgage Pass-Through Certificates 2006-AR17,
	5.57%, 12/25/46	776,582
3,241,889	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2,
	5.75%, 10/25/36	1,662,396
1,964,275	Washington Mutual Mortgage Pass-Through Certificates 2006-AR2,
	5.27%, 04/25/46	717,324
1,114,182	Washington Mutual Mortgage Pass-Through Certificates 2006-AR3,
	5.30%, 05/25/46	407,187
442,004	Washington Mutual Mortgage Pass-Through Certificates 2006-AR8,
	5.18%, 10/25/46	137,104
532,120	Washington Mutual Mortgage Pass-Through Certificates 2006-AR9,
	5.17%, 11/25/46	158,829
4,694,301	Washington Mutual Mortgage Pass-Through Certificates 2007-HY3,
	5.35%, 08/25/36	2,592,094
2,824,329	Washington Mutual Mortgage Pass-Through Certificates 2007-HY5,
	5.34%, 05/25/37	1,489,099
8,925,081	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6,
	5.70%, 06/25/37	4,669,704
1,697,614	Washington Mutual Mortgage Pass-Through Certificates 2007-HY6,
	5.71%, 06/25/37	868,114
1,041,747	Washington Mutual Mortgage Pass-Through Certificates 2007-HY7,
	5.91%, 07/25/37	552,277
844,484	Washington Mutual Mortgage Pass-Through Certificates 2007-OA3,
	5.10%, 04/25/47	174,395
1,094,608	Washington Mutual Mortgage Pass-Through Certificates 2007-OA4,
	5.09%, 04/25/47	293,083
889,057	Washington Mutual Mortgage Pass-Through Certificates 2007-OA5,
	5.78%, 06/25/47	175,411
1,593,271	Washington Mutual Mortgage Pass-Through Certificates 2007-OA6,
	5.14%, 07/25/47	582,925
3,921,793	Wells Fargo Mortgage Backed Securities Trust 2006-AR10 5A1,
	5.60%, 07/25/36	2,037,272
5,320,000	Wells Fargo Mortgage Backed Securities Trust 2006-AR7 2A5,
	5.61%, 05/25/36	2,920,668

	TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES
	(Cost $176,943,706)	102,732,458

	U.S. GOVERNMENT AGENCIES - 39.1%
	Fannie Mae
2,035,745	7.56%, 12/01/10	2,106,672
7,528,547	6.41%, 01/01/11	7,869,463
1,868,880	6.70%, 01/01/11	1,955,387
4,484,091	5.90%, 04/01/11	4,702,882
1,409,162	6.09%, 05/01/11	1,480,770
1,257,042	6.52%, 05/01/11	1,324,395
2,745,000	6.28%, 08/01/11	2,910,824
2,619,658	6.13%, 10/01/11	2,776,798
1,410,915	6.01%, 11/01/11	1,483,533
5,461,481	5.71%, 02/01/12	5,850,370
1,507,473	5.78%, 07/01/12	1,609,793
721,845	6.50%, 08/01/17	757,095
2,468,909	5.00%, 01/01/21	2,580,602
855,000	5.00%, 03/25/32	893,341
960,000	4.50%, 07/25/33	987,874
4,935,000	5.00%, 04/25/34	5,154,216
3,453,967	5.50%, 12/25/34	3,613,857
912,793	5.44%, 01/01/36	936,651
3,822,047	5.00%, 02/01/36	3,953,132
711,125	5.48%, 03/01/36	738,525
3,834,439	5.50%, 04/01/36	3,988,716
3,000,002	5.50%, 12/01/36	3,116,868
2,000,000	5.50%, 07/01/37	2,078,169
3,000,000	6.00%, 09/01/37	3,137,321
2,000,002	5.00%, 03/01/38	2,066,296
3,819,514	5.00%, 04/01/38	3,944,216
2,425,357	5.50%, 05/01/38	2,520,151
2,195,746	5.00%, 08/01/38	2,267,434
2,423,384	6.00%, 11/01/38	2,534,311
9,441	5.00%, 12/01/38	9,749
1,923,329	5.50%, 12/01/38	1,998,144
1,197,860	4.50%, 02/01/39	1,224,581
2,751,838	5.90%, 07/25/42	2,857,850
		85,429,986
	Freddie Mac
3,000,000	6.00%, 05/15/11 (L)	3,291,711
700,000	3.63%, 07/01/11 (L)	731,029
1,000,000	4.50%, 07/15/13	1,091,506
2,222,945	5.50%, 05/25/14	2,279,903
1,741,766	4.50%, 07/15/16	1,785,703
2,682,373	6.00%, 01/15/17	2,804,170
4,150,000	5.00%, 02/15/20	4,333,396
2,874,618	5.00%, 12/01/20	2,991,190
5,270,000	5.00%, 08/15/31	5,502,903
1,230,000	5.00%, 03/15/32	1,288,056
4,150,000	5.00%, 06/15/33	4,320,241
3,395,000	5.00%, 03/15/34	3,545,275
2,000,000	4.50%, 04/15/36	2,044,376
2,000,000	4.50%, 04/15/36	2,041,876
		38,051,335
	Ginnie Mae
984,476	5.00%, 12/20/38	1,023,550
2,078,648	4.50%, 07/20/38	2,119,788
2,000,000	5.00%, 03/15/39	2,078,229
		5,221,567
	Small Business Administration
1,100,000	4.73%, 02/10/19	1,112,231
1,575,000	3.88%, 03/01/19	1,609,512
1,250,000	4.62%, 03/01/19	1,260,865
2,144,317	4.63%, 02/01/25	2,252,003
1,834,479	5.57%, 03/01/26	2,005,107
1,056,223	5.49%, 03/01/28	1,150,616
3,116,818	5.37%, 04/01/28	3,315,473
1,500,000	4.66%, 03/01/29	1,568,358
		14,274,165
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $141,922,169)	142,977,053

	OTHER AGENCY SECURITIES - 2.2%
1,200,000	JP Morgan Chase & Co.,
	2.13%, 06/22/12	1,206,721
1,200,000	Morgan Stanley,
	1.95%, 06/20/12 (L)	1,199,144
1,093,777	Petrodrill Five Ltd.,
	4.39%, 04/15/16	1,112,599
1,458,376	Petrodrill Four Ltd.,
	4.24%, 01/15/16	1,475,160
478,000	Private Export Funding Corp.,
	4.55%, 05/15/15	516,011
1,250,000	Private Export Funding Corp.,
	5.45%, 09/15/17	1,400,799
1,200,000	SunTrust Banks, Inc.,
	3.00%, 11/16/11	1,235,537
	TOTAL OTHER AGENCY SECURITIES
	(Cost $8,109,240)	8,145,971

	MUNICIPAL BONDS - 1.0%
550,000	Chicago Illiniois Board of Education,
	5.50%, 12/01/19	614,922
1,000,000	Greater Orlando Aviation Authority,
	5.25%, 10/01/12	1,012,600
1,000,000	Illinois State General Obligation
	5.00%, 01/01/15	1,113,700
1,000,000	Los Angeles Harbor Department,
	5.50%, 08/01/14	1,040,870

	TOTAL MUNICIPAL BONDS
	(Cost $4,950,495)	3,782,092

	U.S. TREASURY OBLIGATIONS - 0.9%
150,000	U.S. Treasury Note, 4.25%, 08/15/14 (L)	169,828
150,000	U.S. Treasury Note, 3.75%, 11/15/18	163,559
2,000,000	U.S. Treasury Note, 8.50%, 02/15/20	2,986,876

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost $3,243,569)	3,320,263

	INVESTMENT COMPANIES - 0.2%
49,589	MFS Government Markets Income Trust (L)	361,504
76,216	Putnam Master Intermediate Income Trust	326,204
340	Western Asset/Claymore US Treasury	3,648

	TOTAL INVESTMENT COMPANIES
	(Cost $755,030)	691,356

	OTHER SECURITIES - 0.2%
800,000	International Bank For Reconstruction & Development,	801,061
	2.00%, 04/02/12
	TOTAL OTHER SECURITIES
	(Cost $798,992)	801,061

	CASH EQUIVALENT - 4.1%
15,030,707	JP Morgan Cash Trade Execution	15,030,707

	TOTAL CASH EQUIVALENT
	(Cost $15,030,707)	15,030,707

	INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 5.3%
149,805	CWL 2006-I4 2AI ABS, 0.57%, 04/02/09 (b)	141,751
17,021,933	JP Morgan Prime Money Market Fund	17,021,933
2,000,000	Santander U.S. Debt SA MTN, 1.33%, 11/20/09 (b)	1,979,192

	TOTAL INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
	(Cost $19,171,738)	19,142,876

	TOTAL INVESTMENTS - 105.2%
	(Cost $461,799,932)	384,816,613
	Liabilities in Excess of Other Assets - (5.2)%	(19,191,507)
	TOTAL NET ASSETS - 100.00%	$365,625,106

(a)	Security exempt from registarion under Rule 144A of the Securities Act of 1933 or otherwise restricted as to resale.
These securities may be resold in transactions exempt from registarion, normally for qualified buyers. The Adviser, using these procedures approved by the Board of Trustees, has deemed these securities to be liquid.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2009.
(L)	A portion or all of the security is on loan.
ABS	Asset Backed Security
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Company

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

	Cost of investments	$ 461,811,426
	Gross unrealized appreciation	208,168,529
	Gross unrealized depreciation	(285,163,342)
	Net unrealized depreciation	$ (76,994,813)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities

Level 1 - Quoted prices	$32,743,996
Level 2 - Other significant observable inputs	$352,072,617
Level 3 - Significant unobservable inputs	$0
Total	$384,816,613

New Covenant Balanced Growth Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Amount		Value
	INVESTMENT COMPANIES - 98.8%
6,098,888	New Covenant Growth Fund (a)	119,477,217
4,004,664	New Covenant Income Fund (a)	80,293,519
	TOTAL INVESTMENT COMPANIES
	(Cost $259,223,717)	199,770,736

	SHORT-TERM INVESTMENT - 1.2%
2,491,722	JP Morgan Cash Trade Execution	2,491,722
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,491,722)	2,491,722

	TOTAL INVESTMENTS - 100.0%
	(Cost $261,715,439)	202,262,458
	Liabilities in Excess of Other Assets - (0.0)%	(85,121)
	TOTAL NET ASSETS - 100.00%	$202,177,337

(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

	Cost of investments	$ 276,455,482
	Gross unrealized appreciation	244,252
	Gross unrealized depreciation	(74,437,276)
	Net unrealized depreciation	$ (74,193,024)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund  has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities

Level 1 - Quoted prices	$202,262,458
Level 2 - Other significant observable inputs	$0
Level 3 - Significant unobservable inputs	$0
Total	$202,262,458

New Covenant Balanced Income Fund
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Amount		Value
	INVESTMENT COMPANIES - 97.2%
1,265,933	New Covenant Growth Fund (a)	24,799,629
2,288,901	New Covenant Income Fund (a)	45,892,462
	TOTAL INVESTMENT COMPANIES
	(Cost $85,928,685)	70,692,091

	SHORT-TERM INVESTMENT - 2.8%
2,004,711	JP Morgan Cash Trade Execution	2,004,711
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,004,711)	2,004,711

	TOTAL INVESTMENTS - 100.0%
	(Cost $87,933,396)	72,696,802
	Liabilities in Excess of Other Assets - (0.0)%	(7,760)
	TOTAL NET ASSETS - 100.00%	$72,689,042

(a) Investment in affiliate.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

	Cost of investments	$ 88,033,922
	Gross unrealized appreciation	80,510
	Gross unrealized depreciation	(15,417,630)
	Net unrealized depreciation	$ (15,337,120)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009 (Unaudited)

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities

Level 1 - Quoted prices	$72,696,802
Level 2 - Other significant observable inputs	$0
Level 3 - Significant unobservable inputs	$0
Total	$72,696,802

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    New Covenant Funds

By (Signature and Title)*    /s/Robert E. Leech
Robert E. Leech, President

Date   May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert E. Leech
Robert E. Leech, President

Date   May 28, 2009

By (Signature and Title)*    /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   May 28, 2009

* Print the name and title of each signing officer under his or her signature.